Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Opening balance	R 40,739	R 18,458
Additions	45,630	34,245
Translation Adjustment	(1,174)	1,189
Amortization	(25,856)	(12,786)	R (2,005)
Disposal		(367)
Closing Balance	59,339	40,739	18,458
Product development costs [Member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Opening balance	37,067	13,636
Additions	40,977	31,178
Translation Adjustment	(1,414)	1,403
Amortization	(22,986)	(9,150)
Disposal
Closing Balance	53,644	37,067	13,636
Computer software [member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Opening balance	3,672	4,822
Additions	4,653	3,067
Translation Adjustment	240	(214)
Amortization	(2,870)	(3,636)
Disposal		(367)
Closing Balance	R 5,695	R 3,672	R 4,822